KEELEY Small-Mid Cap Value Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.5%
	Automotive: Parts and Accessories — 1.1%
5,890	Visteon Corp.†	$403,465

	Banking — 4.7%
15,865	BancorpSouth Bank	360,770
16,650	PacWest Bancorp	328,171
21,362	The Bank of NT Butterfield & Son Ltd.	521,019
34,713	Umpqua Holdings Corp.	369,346
4,000	Wintrust Financial Corp.	174,480

		1,753,786

	Broadcasting — 2.6%
11,781	Nexstar Media Group Inc., Cl. A	985,952

	Building and Construction — 6.5%
12,998	Fortune Brands Home & Security Inc.	830,962
45,857	KBR Inc.	1,034,075
38,523	TRI Pointe Group Inc.†	565,903

		2,430,940

	Business Services — 4.7%
10,681	IAA Inc.†	411,966
7,343	Lamar Advertising Co., Cl. A, REIT	490,219
5,144	WEX Inc.†	848,811

		1,750,996

	Computer Software and Services — 5.8%
8,639	Black Knight Inc.†	626,846
10,406	CDK Global Inc.	431,016
8,168	Perspecta Inc.	189,743
12,252	TTEC Holdings Inc.	570,453
7,932	Verint Systems Inc.†	358,368

		2,176,426

	Consumer Products — 5.0%
12,802	Brunswick Corp.	819,456
60,925	Houghton Mifflin Harcourt Co.†	110,274
8,168	Kontoor Brands Inc.	145,472
7,304	PVH Corp.	350,957
9,582	Spectrum Brands Holdings Inc.	439,814

		1,865,973

	Diversified Industrial — 12.4%
12,645	Altra Industrial Motion Corp.	402,870
10,917	Chart Industries Inc.†	529,365
13,518	ESCO Technologies Inc.	1,142,677
33,928	GrafTech International Ltd.	270,745
14,800	Harsco Corp.†	199,948
12,016	ITT Inc.	705,820
10,249	John Bean Technologies Corp.	881,619
26,074	nVent Electric plc.	488,366

		4,621,410

	Electronics — 1.4%
33,457	Knowles Corp.†	510,554

	Energy and Utilities — 11.7%
6,322	American Water Works Co. Inc.	813,388
14,137	Delek U.S. Holdings Inc.	246,125
9,582	Diamondback Energy Inc.	400,719
7,540	Evergy Inc.	447,047
29,412	MDU Resources Group Inc.	652,358
25,839	NRG Energy Inc.	841,318
40,211	Parsley Energy Inc., Cl. A	429,453
37,619	Primo Water Corp.	517,261

		4,347,669

	Equipment and Supplies — 1.3%
10,603	A.O. Smith Corp.	499,613

	Financial Services — 16.2%
28,234	Air Lease Corp.	826,974

Shares		Market Value
6,754	BOK Financial Corp.	$381,196
48,772	Brightsphere Investment Group Inc.	607,699
43,981	Equitable Holdings Inc.	848,393
45,395	FNB Corp.	340,463
52,149	GTY Technology Holdings Inc.†	217,201
19,300	New Providence Acquisition Corp., Cl. A†	194,544
12,880	Popular Inc.	478,750
6,455	Prosperity Bancshares Inc.	383,298
6,245	South State Corp.	297,637
26,074	Synovus Financial Corp.	535,299
8,500	Virtu Financial Inc., Cl. A	200,600
15,315	Voya Financial Inc.	714,445

		6,026,499

	Food and Beverage — 1.0%
5,576	Lamb Weston Holdings Inc.	356,474

	Health Care — 6.6%
33,614	CareTrust REIT Inc.	576,816
78,537	Invacare Corp.	500,281
3,024	Laboratory Corp. of America Holdings†	502,317
46,612	Sabra Health Care REIT Inc.	672,611
4,700	The Ensign Group Inc.	196,695

		2,448,720

	Hotels and Gaming — 5.4%
16,866	Gaming and Leisure Properties Inc., REIT	583,576
122,047	Playa Hotels & Resorts NV†	441,810
5,471	Ryman Hospitality Properties Inc., REIT	189,297
22,972	VICI Properties Inc., REIT	463,805
8,246	Wyndham Hotels & Resorts Inc.	351,445

		2,029,933

	Metals and Mining — 0.9%
4,634	Kaiser Aluminum Corp.	341,155

	Real Estate — 1.2%
8,914	The Howard Hughes Corp.†	463,082

	Retail — 4.9%
15,442	Copart Inc.†	1,285,855
13,823	Penske Automotive Group Inc.	535,088

		1,820,943

	Specialty Chemicals — 3.8%
7,304	Ashland Global Holdings Inc.	504,706
27,449	Huntsman Corp.	493,259
22,697	Valvoline Inc.	438,733

		1,436,698

	Telecommunications — 1.0%
83,799	Extreme Networks Inc.†	363,688

	Transportation — 0.3%
3,708	AerCap Holdings NV†	114,206

	TOTAL COMMON STOCKS	36,748,182

	SHORT TERM INVESTMENT — 1.5%
	Other Investment Companies — 1.5%
550,796	Fidelity Government Portfolio, Cl. I, 0.060%*	550,796

	TOTAL INVESTMENTS — 100.0%
	(Cost $30,947,748)	$37,298,978

*	1 day yield as of June 30, 2020.
†	Non-income producing security.

REIT Real Estate Investment Trust

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